Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table outlines the variables used to derive the fair value using in the Black-Scholes option-pricing model:

Risk free interest rate	1.3177% - 1.4864%
Volatility	163.46% - 170.57%
Dividend yield	-
Expected option life	10 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:
	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Options outstanding at beginning of year	2,650,000	$2.07	2,810,000	$2.07	2,810,000	$2.07
Granted	-	-	-	-	-	-
Cancelled	-	-	(160,000)	-	-	-
Options outstanding at end of year	2,650,000	$2.07	2,650,000	$2.07	2,810,000	$2.07

Options exercisable at end of year	2,650,000		2,650,000		2,810,000
Options available for issuance	523,333		523,333		523,333